INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets included in current and non-current assets relate to intangible assets following the completion of the transactions contemplated by the Vessel SPA, the ManCo SPA, the MSA and related agreements:

	Favorable Contract Intangible Assets	Assembled Workforce	Customer Relationships	Others	Total December 31, 2024	Total December 31, 2023
(in thousands of $)	Note A	Note B	Note B	Note C
Cost	18,900	4,600	3,600	2,704	29,804	29,048
Less: Accumulated amortization	(15,639)	(2,300)	(3,600)	(167)	(21,706)	(18,785)
Net book value	3,261	2,300	—	2,537	8,098	10,263
Presented as:
- Current	—	—	—	629	629	825
- Non-current	3,261	2,300	—	1,908	7,469	9,438
	3,261	2,300	—	2,537	8,098	10,263

Estimated Future Amortization	The estimated future amortization of favorable contract intangible assets as of December 31, 2024 is as follows:

(in thousands of $)
2025	1,007
2026	1,007
2027	1,007
2028 and thereafter	240
Total	3,261